Document and Entity Information	Jan. 31, 2019
Prospectus:
Document Type	497
Document Period End Date	Jan. 31, 2019
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND INC
Central Index Key	0000836487
Amendment Flag	false
Document Creation Date	Jan. 31, 2019
Document Effective Date	Jan. 31, 2019
Prospectus Date	May 29, 2018
Global Concentrated Real Estate Portfolio | Class I
Prospectus:
Trading Symbol	MCQIX
Global Concentrated Real Estate Portfolio | Class A
Prospectus:
Trading Symbol	MCQAX
Global Concentrated Real Estate Portfolio | Class C
Prospectus:
Trading Symbol	MCQCX
Global Concentrated Real Estate Portfolio | Class IS
Prospectus:
Trading Symbol	MCQJX
Real Assets Portfolio | Class I
Prospectus:
Trading Symbol	MRJIX
Real Assets Portfolio | Class A
Prospectus:
Trading Symbol	MRJAX
Real Assets Portfolio | Class C
Prospectus:
Trading Symbol	MRJCX
Real Assets Portfolio | Class IS
Prospectus:
Trading Symbol	MRJSX